UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22215
International Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class A
| IGAAX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.90% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class C
| IGICX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class T
| TGAIX
for the six months ended December 31,
202
4
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-1
| IGIFX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 46	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-2
| IGFFX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-3
| IGAIX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-A
| CGIAX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.93% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-C
| CIICX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.70% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-E
| CGIEX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 56	1.13% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-T
| TGAGX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 34	0.69% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-1
| CGIFX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 36	0.73% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-2
| FGGGX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-3
| FGIGX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 29	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-1
| RIGAX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 82	1.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2
| RIGBX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 81	1.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2E
| RIIEX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 67	1.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-3
| RGICX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 59	1.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-4
| RIGEX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5E
| RIGIX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5
| RIGFX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 29	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-034-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-6
| RIGGX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-034-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended December 31, 2024
Lit. No. MFGEFP2-034-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024unaudited

Common stocks 96.19%		Shares	Value (000)
Financials 20.08%
	AXA SA	4,976,490	$176,940
	Zurich Insurance Group AG	283,012	168,154
	HSBC Holdings PLC (GBP denominated)	10,594,222	104,117
	HSBC Holdings PLC (HKD denominated)	2,495,200	24,353
	UniCredit SpA	2,788,597	111,333
	Deutsche Bank AG	6,212,164	107,061
	KB Financial Group, Inc.	1,848,938	104,863
	Société Générale	3,663,492	102,574
	Skandinaviska Enskilda Banken AB, Class A	7,353,275	100,759
	Banco Bilbao Vizcaya Argentaria, SA	9,495,644	92,984
	Tokio Marine Holdings, Inc.	2,530,900	90,638
	Tryg A/S	4,287,304	90,402
	NatWest Group PLC	16,362,496	82,358
	Euronext NV	713,367	79,955
	DBS Group Holdings, Ltd.	2,478,336	79,272
	PICC Property and Casualty Co., Ltd., Class H	48,782,784	77,012
	London Stock Exchange Group PLC	491,780	69,246
	Edenred SA	1,986,992	64,910
	Hana Financial Group, Inc.	1,660,815	63,509
	Prudential PLC	7,752,692	61,808
	Kotak Mahindra Bank, Ltd.	2,927,416	60,945
	Hiscox, Ltd.	4,447,198	60,297
	Resona Holdings, Inc.	8,282,600	60,273
	CaixaBank, SA, non-registered shares	9,990,618	54,192
	AIA Group, Ltd.	7,470,550	54,041
	HDFC Bank, Ltd.	2,605,745	53,899
	Bank Hapoalim BM	4,368,351	52,792
	Royal Bank of Canada	432,809	52,186
	Ping An Insurance (Group) Company of China, Ltd., Class H	8,673,000	51,047
	Aon PLC, Class A	129,355	46,459
	Mizuho Financial Group, Inc.	1,841,900	44,938
	CVC Capital Partners PLC[1]	1,819,253	39,872
	3i Group PLC	747,294	33,199
	ICICI Bank, Ltd. (ADR)	1,063,341	31,751
	Brookfield Corp., Class A (CAD denominated)	519,306	29,848
	Pluxee NV	1,505,991	28,993
	Canadian Imperial Bank of Commerce (CAD denominated)	406,909	25,740
	Hong Kong Exchanges and Clearing, Ltd.	669,700	25,423
	Mediobanca SpA	1,626,971	23,706
	Discovery, Ltd.	2,271,752	23,446
	Münchener Rückversicherungs-Gesellschaft AG	45,847	23,061
	Macquarie Group, Ltd.	153,194	21,034
	XP, Inc., Class A	1,766,151	20,929
	Banco Santander, SA	4,425,049	20,467
	Partners Group Holding AG	15,000	20,360
	Canara Bank	14,050,000	16,350
	Grupo Financiero Banorte, SAB de CV, Series O	2,447,295	15,724
	Bank Central Asia Tbk PT	25,153,300	15,074
	Bank Leumi le-Israel B.M.	1,195,839	14,221
	Sampo Oyj, Class A	325,025	13,291
	Grupo Financiero Inbursa, SAB de CV1,2	6,160,308	12,819
	Banca Generali SpA	272,292	12,647
	DNB Bank ASA	598,334	11,929
	Intesa Sanpaolo SpA	2,847,332	11,388
	National Bank of Canada	106,071	9,670
	Hang Seng Bank, Ltd.	721,100	8,872
	Abu Dhabi Islamic Bank PJSC	2,002,620	7,528
	Sberbank of Russia PJSC[3]	22,898,260	— [4]
			2,960,659

Industrials 14.58%
	BAE Systems PLC	17,327,226	248,576
	Airbus SE, non-registered shares	1,088,756	173,528
	Ryanair Holdings PLC (ADR)	2,852,694	124,349
	ABB, Ltd.	2,050,428	110,295

1	International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Rheinmetall AG, non-registered shares	140,413	$89,378
	ITOCHU Corp.[2]	1,733,400	85,321
	Safran SA	374,427	81,792
	SMC Corp.	196,200	76,398
	DSV A/S	359,224	76,055
	Siemens AG	326,833	63,825
	TFI International, Inc.	226,764	30,633
	TFI International, Inc. (CAD denominated)	219,233	29,625
	Hitachi, Ltd.	2,436,483	59,885
	Mitsui & Co., Ltd.	2,832,200	58,765
	Canadian National Railway Co. (CAD denominated)	575,362	58,427
	RELX PLC	1,289,275	58,424
	Alliance Global Group, Inc.	350,520,000	54,404
	Epiroc AB, Class B	1,750,021	27,213
	Epiroc AB, Class A	1,454,503	25,258
	Diploma PLC	957,577	50,932
	CCR SA, ordinary nominative shares	29,398,916	48,389
	Volvo AB, Class B	1,900,430	46,113
	Daikin Industries, Ltd.	353,600	41,426
	Copa Holdings, SA, Class A	466,386	40,986
	ASSA ABLOY AB, Class B	1,355,621	39,853
	Caterpillar, Inc.	101,543	36,836
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,646,535	28,944
	Bunzl PLC	697,415	28,711
	Wizz Air Holdings PLC[1]	1,444,062	25,827
	Komatsu, Ltd.	884,000	24,418
	Bombardier, Inc., Class B1	297,318	20,218
	Techtronic Industries Co., Ltd.	1,494,326	19,699
	Deutsche Post AG	549,044	19,328
	Kingspan Group PLC	263,693	19,180
	Brambles, Ltd.	1,510,478	17,957
	Metso Corp.[2]	1,770,991	16,597
	Fluidra, SA, non-registered shares	674,287	16,327
	Shenzhen Inovance Technology Co., Ltd., Class A	1,687,198	13,508
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,770,800	12,784
	International Container Terminal Services, Inc.	1,860,620	12,411
	Ashtead Group PLC	200,000	12,370
	Adecco Group AG	461,176	11,356
	Aalberts NV, non-registered shares[2]	221,453	7,820
	SPIE SA	176,264	5,468
			2,149,609

Information technology 13.96%
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,788,407	678,815
	ASML Holding NV	363,247	255,465
	MediaTek, Inc.	5,670,400	243,469
	Broadcom, Inc.	1,028,572	238,464
	SAP SE	524,584	128,383
	Samsung Electronics Co., Ltd.	3,081,367	111,202
	Keyence Corp.	118,500	48,218
	Sage Group PLC (The)	3,043,707	48,036
	ASM International NV	69,564	39,689
	Fujitsu, Ltd.	2,189,000	38,450
	Tokyo Electron, Ltd.	219,425	33,252
	Halma PLC	844,110	28,255
	E Ink Holdings, Inc.	3,424,000	28,212
	Capgemini SE	172,685	28,170
	ASMPT, Ltd.	2,794,100	26,990
	SK hynix, Inc.	200,000	22,694
	NEC Corp.	249,500	21,434
	eMemory Technology, Inc.	133,000	13,512
	Nomura Research Institute, Ltd.	324,400	9,543
	Tata Consultancy Services, Ltd.	198,811	9,483
	Lumine Group, Inc., subordinate voting shares[1]	240,330	6,878
			2,058,614

International Growth and Income Fund	2

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 10.51%
	Industria de Diseño Textil, SA	3,585,822	$183,582
	Renault SA	3,356,345	162,621
	Trip.com Group, Ltd. (ADR)[1]	1,614,789	110,871
	Trip.com Group, Ltd.[1]	448,000	30,888
	Prosus NV, Class N	2,124,976	84,272
	LVMH Moët Hennessy-Louis Vuitton SE	123,534	80,778
	Evolution AB	882,502	67,738
	MGM China Holdings, Ltd.	51,942,000	66,484
	InterContinental Hotels Group PLC	531,811	66,246
	Midea Group Co., Ltd., Class A	6,400,077	65,863
	B&M European Value Retail SA	12,090,908	55,539
	Amadeus IT Group SA, Class A, non-registered shares	754,977	53,111
	Aristocrat Leisure, Ltd.	1,081,551	45,672
	Stellantis NV	3,414,738	44,816
	Restaurant Brands International, Inc. (CAD denominated)	646,752	42,154
	Wynn Macau, Ltd.[2]	52,785,200	36,636
	H World Group, Ltd. (ADR)[2]	1,102,704	36,422
	Hyundai Motor Co.	225,830	32,477
	Entain PLC	3,673,255	31,460
	JD.com, Inc., Class A (ADR)	754,667	26,164
	Suzuki Motor Corp.	2,255,300	25,584
	Paltac Corp.	830,000	22,871
	Dixon Technologies (India), Ltd.	107,000	22,357
	Galaxy Entertainment Group, Ltd.	5,198,000	21,900
	Compagnie Financière Richemont SA, Class A	136,742	20,785
	D’Ieteren Group[2]	118,035	19,649
	Games Workshop Group PLC	116,778	19,366
	Meituan, Class B1	859,300	16,672
	Nitori Holdings Co., Ltd.	134,300	15,938
	China Tourism Group Duty Free Corp., Ltd., Class A	834,867	7,648
	China Tourism Group Duty Free Corp., Ltd., Class H2	520,200	3,557
	Maruti Suzuki India, Ltd.	81,675	10,347
	Berkeley Group Holdings PLC	197,507	9,650
	Vedant Fashions, Ltd.	624,317	9,394
			1,549,512

Consumer staples 9.86%
	British American Tobacco PLC	6,234,834	226,087
	Philip Morris International, Inc.	1,509,488	181,667
	Imperial Brands PLC	4,057,173	129,649
	Pernod Ricard SA	1,075,070	120,238
	Nestlé SA	1,255,461	102,947
	Carlsberg A/S, Class B	834,388	79,930
	Carrefour SA, non-registered shares	5,444,677	77,441
	Arca Continental, SAB de CV	7,872,178	65,217
	ITC, Ltd.	10,227,678	57,744
	Tsingtao Brewery Co., Ltd., Class H2	7,826,000	57,241
	KT&G Corp.	755,623	54,624
	L’Oréal SA, non-registered shares	132,085	46,634
	Anheuser-Busch InBev SA/NV	849,958	42,529
	Haleon PLC	8,319,615	39,191
	Kweichow Moutai Co., Ltd., Class A	169,000	35,217
	Danone SA	512,433	34,479
	Ocado Group PLC[1]	7,691,977	29,093
	Unilever PLC	386,974	21,915
	Yamazaki Baking Co., Ltd.[2]	833,900	15,519
	United Spirits, Ltd.	676,692	12,834
	Seven & i Holdings Co., Ltd.	784,600	12,299
	Asahi Group Holdings, Ltd.	1,041,300	10,913
			1,453,408

Communication services 7.58%
	Tencent Holdings, Ltd.	3,776,300	201,810
	Publicis Groupe SA	1,598,575	169,354
	Koninklijke KPN NV	39,636,931	144,255
	Singapore Telecommunications, Ltd.	30,411,678	68,471
	Telefónica, SA, non-registered shares[2]	13,885,585	56,577
	América Móvil, SAB de CV, Class B (ADR)	3,876,177	55,468

3	International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Bharti Airtel, Ltd.	2,708,669	$50,173
	Indus Towers, Ltd.[1]	12,563,891	50,077
	BT Group PLC[2]	24,277,524	43,770
	KANZHUN, Ltd., Class A (ADR)[1]	2,985,632	41,202
	MTN Group, Ltd.	7,963,562	38,872
	Deutsche Telekom AG	1,225,475	36,675
	Vodafone Group PLC	28,782,076	24,545
	NetEase, Inc.	1,314,400	23,448
	HYBE Co., Ltd.[1]	158,250	20,761
	Universal Music Group NV	773,616	19,742
	Nippon Television Holdings, Inc.	1,132,600	19,587
	KT Corp. (ADR)	1,167,600	18,121
	Nintendo Co., Ltd.	301,600	17,568
	Schibsted ASA, Class A	549,549	17,025
			1,117,501

Health care 6.62%
	Novo Nordisk AS, Class B	3,239,370	278,804
	AstraZeneca PLC	1,547,412	201,434
	Sanofi	1,783,667	172,487
	EssilorLuxottica SA	540,032	131,227
	Grifols, SA, Class B (ADR)[1]	3,983,982	29,641
	HOYA Corp.	227,300	28,244
	Roche Holding AG, nonvoting non-registered shares	95,047	26,604
	bioMérieux SA	212,935	22,764
	Bayer AG	1,113,191	22,266
	Genus PLC	911,856	17,619
	Siemens Healthineers AG	319,724	16,952
	Chugai Pharmaceutical Co., Ltd.[2]	235,800	10,374
	Akums Drugs and Pharmaceuticals, Ltd.[1]	778,071	5,785
	Max Healthcare Institute, Ltd.	424,415	5,593
	BeiGene, Ltd. (ADR)[1]	28,291	5,226
	Hypera SA, ordinary nominative shares	432,000	1,262
	Euroapi SA1,2	42,598	127
			976,409

Energy 4.68%
	TotalEnergies SE	4,926,166	273,742
	BP PLC	19,639,296	96,776
	Canadian Natural Resources, Ltd. (CAD denominated)	2,445,822	75,512
	Cameco Corp. (CAD denominated)	1,409,013	72,448
	Shell PLC (GBP denominated)	1,388,262	43,096
	TC Energy Corp. (CAD denominated)	769,154	35,845
	Gaztransport & Technigaz SA2	176,131	23,466
	Schlumberger NV	474,300	18,185
	Tourmaline Oil Corp.	351,419	16,262
	Cenovus Energy, Inc. (CAD denominated)	693,608	10,514
	Cenovus Energy, Inc.	347,383	5,263
	ADNOC Drilling Co. PJSC	10,404,846	15,084
	South Bow Corp. (CAD denominated)[2]	153,830	3,630
	Sovcomflot PAO[3]	16,933,870	— [4]
			689,823

Materials 4.36%
	Linde PLC	194,429	81,402
	Glencore PLC	17,546,785	77,151
	Barrick Gold Corp.	4,838,780	75,001
	Rio Tinto PLC	1,044,586	61,488
	Fortescue, Ltd.	3,961,858	44,449
	Holcim, Ltd.	389,328	37,331
	Air Liquide SA	217,157	35,108
	Vale SA (ADR), ordinary nominative shares	2,075,324	18,408
	Vale SA, ordinary nominative shares	1,412,606	12,485
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	349,933	27,377
	Nutrien, Ltd. (CAD denominated)[2]	592,355	26,505
	Sika AG	105,591	25,092
	Anhui Conch Cement Co., Ltd., Class H	9,410,000	24,171
	Shin-Etsu Chemical Co., Ltd.	635,400	21,013

International Growth and Income Fund	4

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Grupo México, SAB de CV, Series B	4,391,941	$20,838
	Freeport-McMoRan, Inc.	451,401	17,189
	Franco-Nevada Corp.	130,068	15,285
	Fresnillo PLC	1,693,569	13,198
	Givaudan SA	1,966	8,616
	First Quantum Minerals, Ltd.[1]	128,800	1,660
	Alrosa PJSC[3]	3,661,021	— [4]
			643,767

Utilities 2.21%
	Engie SA	6,360,754	100,831
	Brookfield Infrastructure Partners, LP	1,630,698	51,821
	SSE PLC	2,480,687	49,785
	Iberdrola, SA, non-registered shares	3,497,786	48,164
	National Grid PLC	2,265,588	26,848
	NTPC, Ltd.	3,799,653	14,795
	CPFL Energia SA	2,743,469	14,030
	Veolia Environnement SA	472,519	13,223
	NTPC Green Energy, Ltd.[1]	2,811,084	4,176
	NTPC Green Energy, Ltd.[1,5]	1,212,054	1,801
			325,474

Real estate 1.75%
	Embassy Office Parks REIT	14,865,422	64,131
	CK Asset Holdings, Ltd.	14,313,120	58,792
	Mitsubishi Estate Co., Ltd.	3,267,700	45,071
	Prologis Property Mexico, SA de CV, REIT	10,915,437	30,316
	Link REIT	5,661,225	23,945
	Longfor Group Holdings, Ltd.[2]	14,393,101	18,542
	Macrotech Developers, Ltd.	588,819	9,556
	CapitaLand Integrated Commercial Trust REIT[1]	5,463,500	7,716
			258,069
	Total common stocks (cost: $11,148,823,000)		14,182,845
Preferred securities 0.08%
Materials 0.08%
	Gerdau SA, preferred nominative shares	3,975,033	11,546
	Total preferred securities (cost: $9,140,000)		11,546
Short-term securities 3.66%
Money market investments 3.54%
	Capital Group Central Cash Fund 4.50%[6,7]	5,211,657	521,270

Money market investments purchased with collateral from securities on loan 0.12%
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[6,8]	3,300,000	3,300
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[6,8]	2,866,598	2,866
	Capital Group Central Cash Fund 4.50%[6,7,8]	27,911	2,792
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[6,8]	2,100,000	2,100
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[6,8]	1,700,000	1,700
	Fidelity Investments Money Market Government Portfolio, Class I 4.38%[6,8]	1,600,000	1,600

5	International Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[6,8]	1,600,000	$1,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[6,8]	1,400,000	1,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[6,8]	500,000	500
		17,858
Total short-term securities (cost: $539,046,000)		539,128
Total investment securities 99.93% (cost: $11,697,009,000)		14,733,519
Other assets less liabilities 0.07%		10,887
Net assets 100.00%		$14,744,406
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	29,987	EUR	28,500	UBS AG	1/16/2025	$446
Investments in affiliates7

	Value at 7/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.56%
Money market investments 3.54%
Capital Group Central Cash Fund 4.50% [6]	$912,655	$1,199,236	$1,590,842	$126	$95	$521,270	$18,392
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50% [6,8]	8,165		5,373 [9]			2,792	— [10]
Total 3.56%				$126	$95	$524,062	$18,392

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $98,556,000, which represented .67% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,801,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

International Growth and Income Fund	6

Financial statements
Statement of assets and liabilities at December 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $98,556 of investment securities on loan):
Unaffiliated issuers (cost: $11,173,029)	$14,209,457
Affiliated issuers (cost: $523,980)	524,062	$14,733,519
Cash		273
Cash denominated in currencies other than U.S. dollars (cost: $2,368)		2,368
Unrealized appreciation on open forward currency contracts		446
Receivables for:
Sales of investments	354
Sales of fund’s shares	20,836
Dividends	35,172
Securities lending income	85
Other	1,062	57,509
		14,794,115
Liabilities:
Collateral for securities on loan		17,858
Payables for:
Purchases of investments	4,719
Repurchases of fund’s shares	9,892
Investment advisory services	6,114
Services provided by related parties	1,729
Trustees’ deferred compensation	2,120
Non-U.S. taxes	6,965
Other	312	31,851
Net assets at December 31, 2024		$14,744,406
Net assets consist of:
Capital paid in on shares of beneficial interest		$11,695,020
Total distributable earnings (accumulated loss)		3,049,386
Net assets at December 31, 2024		$14,744,406
Refer to the notes to financial statements.

7	International Growth and Income Fund

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (411,224 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,098,897	114,270	$35.87
Class C	54,765	1,528	35.85
Class T	12	— *	35.84
Class F-1	110,368	3,071	35.94
Class F-2	2,492,158	69,471	35.87
Class F-3	2,229,843	62,228	35.83
Class 529-A	164,147	4,584	35.81
Class 529-C	3,660	103	35.70
Class 529-E	3,792	106	35.83
Class 529-T	15	— *	35.84
Class 529-F-1	13	— *	35.85
Class 529-F-2	40,254	1,123	35.85
Class 529-F-3	14	— *	35.85
Class R-1	3,262	91	35.80
Class R-2	45,992	1,290	35.66
Class R-2E	45,038	1,264	35.63
Class R-3	93,701	2,619	35.78
Class R-4	66,592	1,858	35.84
Class R-5E	24,103	673	35.81
Class R-5	23,023	638	36.09
Class R-6	5,244,757	146,307	35.85
*
Amount less than one thousand.
Refer to the notes to financial statements.

International Growth and Income Fund	8

Financial statements (continued)
Statement of operations for the six months ended December 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,854; also includes $18,392 from affiliates)	$179,775
Securities lending income (net of fees)	437
Interest from unaffiliated issuers	148	$180,360
Fees and expenses*:
Investment advisory services	36,816
Distribution services	6,943
Transfer agent services	4,689
Administrative services	2,314
529 plan services	61
Reports to shareholders	222
Registration statement and prospectus	261
Trustees’ compensation	168
Auditing and legal	174
Custodian	1,001
Other	6	52,655
Net investment income		127,705
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,014):
Unaffiliated issuers	227,119
Affiliated issuers	126
In-kind redemptions	5,020
Currency transactions	(1,049)	231,216
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $5,701):
Unaffiliated issuers	(679,736)
Affiliated issuers	95
Forward currency contracts	446
Currency translations	1,167	(678,028)
Net realized gain (loss) and unrealized appreciation (depreciation)		(446,812)
Net increase (decrease) in net assets resulting from operations		$(319,107)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	International Growth and Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended December 31,	Year ended June 30,
	2024*	2024

Operations:
Net investment income	$127,705	$387,188
Net realized gain (loss)	231,216	200,541
Net unrealized appreciation (depreciation)	(678,028)	964,105
Net increase (decrease) in net assets resulting from operations	(319,107)	1,551,834
Distributions paid to shareholders	(273,590)	(399,992)
Net capital share transactions	167,647	(850,903)
Total increase (decrease) in net assets	(425,050)	300,939
Net assets:
Beginning of period	15,169,456	14,868,517
End of period	$14,744,406	$15,169,456
*
Unaudited.
Refer to the notes to financial statements.

International Growth and Income Fund	10

Notes to financial statementsunaudited
1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	International Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

International Growth and Income Fund	12

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):

13	International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$245,126	$2,715,533	— *	$2,960,659
Industrials	370,018	1,779,591	—	2,149,609
Information technology	245,342	1,813,272	—	2,058,614
Consumer discretionary	215,611	1,333,901	—	1,549,512
Consumer staples	246,884	1,206,524	—	1,453,408
Communication services	114,791	1,002,710	—	1,117,501
Health care	34,867	941,542	—	976,409
Energy	237,659	452,164	— *	689,823
Materials	283,665	360,102	— *	643,767
Utilities	51,821	273,653	—	325,474
Real estate	30,316	227,753	—	258,069
Preferred securities	—	11,546	—	11,546
Short-term securities	539,128	—	—	539,128
Total	$2,615,228	$12,118,291	$— *	$14,733,519

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$446	$—	$446
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

International Growth and Income Fund	14

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

15	International Growth and Income Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2024, the total value of securities on loan was $98,556,000, and the total value of collateral received was $107,876,000. Collateral received includes cash of $17,858,000 and U.S. government securities of $90,018,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $29,987,000.
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$446	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$—	Net unrealized appreciation (depreciation) on forward currency contracts	$446
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

International Growth and Income Fund	16

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
UBS AG	$446	$—	$—	$(380)	$66
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$40,051
Capital loss carryforward[1]	(40,026)
Post-October capital loss deferral[2]	(29,172)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
2
This deferral is considered incurred in the subsequent year.
As of December 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$3,857,382
Gross unrealized depreciation on investments	(862,384)
Net unrealized appreciation (depreciation) on investments	2,994,998
Cost of investments	11,738,967

17	International Growth and Income Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended December 31, 2024			Year ended June 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$41,810	$30,492	$72,302	$106,536	$—	$106,536
Class C	347	408	755	1,115	—	1,115
Class T	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class F-1	1,124	821	1,945	3,114	—	3,114
Class F-2	28,283	18,481	46,764	68,864	—	68,864
Class F-3	26,353	16,529	42,882	69,922	—	69,922
Class 529-A	1,635	1,223	2,858	4,146	—	4,146
Class 529-C	23	28	51	76	—	76
Class 529-E	35	28	63	94	—	94
Class 529-T	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 529-F-2	446	295	741	1,015	—	1,015
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class R-1	19	24	43	59	—	59
Class R-2	302	344	646	841	—	841
Class R-2E	359	341	700	946	—	946
Class R-3	817	698	1,515	2,153	—	2,153
Class R-4	675	490	1,165	1,703	—	1,703
Class R-5E	272	179	451	612	—	612
Class R-5	267	171	438	667	—	667
Class R-6	61,410	38,861	100,271	138,129	—	138,129
Total	$164,177	$109,413	$273,590	$399,992	$—	$399,992
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the six months ended December 31, 2024, the investment advisory services fees were $36,816,000, which were equivalent to an annualized rate of 0.477% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

International Growth and Income Fund	18

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended December 31, 2024, the 529 plan services fees were $61,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

19	International Growth and Income Fund

For the six months ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$5,565	$2,658	$664	Not applicable
Class C	308	37	9	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	156	90	19	Not applicable
Class F-2	Not applicable	1,460	393	Not applicable
Class F-3	Not applicable	18	348	Not applicable
Class 529-A	200	99	26	$48
Class 529-C	21	2	1	1
Class 529-E	10	1	1	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	11	6	11
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	17	2	— *	Not applicable
Class R-2	184	86	7	Not applicable
Class R-2E	144	49	7	Not applicable
Class R-3	250	75	15	Not applicable
Class R-4	88	35	11	Not applicable
Class R-5E	Not applicable	20	4	Not applicable
Class R-5	Not applicable	6	4	Not applicable
Class R-6	Not applicable	40	799	Not applicable

Total class-specific expenses	$6,943	$4,689	$2,314	$61
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $168,000 in the fund’s statement of operations reflects $32,000 in current fees (either paid in cash or deferred) and a net increase of $136,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $98,082,000 and $150,332,000, respectively, which generated $49,524,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2024.

International Growth and Income Fund	20

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended December 31, 2024
Class A	$109,582	2,916	$71,164	1,941	$(351,886)	(9,345)	$(171,140)	(4,488)
Class C	2,459	66	751	21	(10,160)	(270)	(6,950)	(183)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,476	435	1,930	53	(29,827)	(790)	(11,421)	(302)
Class F-2	213,214	5,663	44,940	1,225	(259,115)	(6,884)	(961)	4
Class F-3	232,269	6,178	42,338	1,156	(239,504)	(6,371)	35,103	963
Class 529-A	7,516	200	2,856	78	(14,621)	(390)	(4,249)	(112)
Class 529-C	394	11	50	1	(1,159)	(31)	(715)	(19)
Class 529-E	196	5	63	2	(559)	(15)	(300)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	4,714	127	741	20	(3,435)	(92)	2,020	55
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	432	12	44	1	(428)	(12)	48	1
Class R-2	5,811	154	646	18	(6,721)	(178)	(264)	(6)
Class R-2E	3,509	94	699	19	(4,359)	(116)	(151)	(3)
Class R-3	8,893	236	1,513	41	(13,202)	(348)	(2,796)	(71)
Class R-4	5,543	148	1,165	32	(8,562)	(227)	(1,854)	(47)
Class R-5E	3,299	88	451	13	(2,887)	(78)	863	23
Class R-5	1,817	48	429	11	(3,618)	(95)	(1,372)	(36)
Class R-6	410,697	10,951	100,009	2,730	(178,920)	(4,736)	331,786	8,945
Total net increase (decrease)	$1,026,821	27,332	$269,789	7,362	$(1,128,963)	(29,978)	$167,647	4,716
Refer to the end of the table for footnotes.

21	International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2024
Class A	$264,774	7,499	$104,458	2,880	$(602,440)	(17,010)	$(233,208)	(6,631)
Class C	5,888	166	1,106	30	(25,482)	(720)	(18,488)	(524)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,089	810	3,091	85	(52,896)	(1,489)	(21,716)	(594)
Class F-2	399,351	11,286	66,073	1,823	(618,784)	(17,522)	(153,360)	(4,413)
Class F-3	373,671	10,572	69,317	1,922	(1,030,369)	(28,965)	(587,381)	(16,471)
Class 529-A	15,432	437	4,145	114	(26,665)	(749)	(7,088)	(198)
Class 529-C	968	27	76	2	(2,412)	(68)	(1,368)	(39)
Class 529-E	408	12	95	3	(980)	(28)	(477)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	7,621	212	1,014	28	(6,444)	(182)	2,191	58
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,286	37	59	2	(1,915)	(53)	(570)	(14)
Class R-2	7,195	204	841	23	(13,714)	(392)	(5,678)	(165)
Class R-2E	5,314	151	946	26	(5,918)	(164)	342	13
Class R-3	17,710	501	2,153	59	(20,834)	(582)	(971)	(22)
Class R-4	12,164	342	1,703	47	(14,329)	(405)	(462)	(16)
Class R-5E	6,889	194	611	17	(5,847)	(166)	1,653	45
Class R-5	4,682	130	656	18	(4,620)	(128)	718	20
Class R-6	639,349	17,805	137,711	3,800	(602,100)	(16,751)	174,960	4,854
Total net increase (decrease)	$1,790,791	50,385	$394,055	10,879	$(3,035,749)	(85,374)	$(850,903)	(24,110)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,815,514,000 and $2,386,442,000, respectively, during the six months ended December 31, 2024.

International Growth and Income Fund	22

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024[5,6]	$37.33	$.27	$(1.10)	$(.83 )	$(.36 )	$(.27 )	$(.63 )	$35.87	(2.25)%[7]	$4,099	.90%[8]	.90%[8]	1.44%[8]
6/30/2024	34.54	.85	2.83	3.68	(.89 )	—	(.89 )	37.33	10.74	4,433.92		.92	2.39
6/30/2023	31.34	.82	3.76	4.58	(1.01)	(.37 )	(1.38)	34.54	15.11	4,331.92		.92	2.53
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90 )	(1.73)	(2.63)	31.34	(19.24)	4,065.90		.90	2.77
6/30/2021	30.76	.79	10.81	11.60	(.79 )	—	(.79 )	41.57	37.93	5,256.91		.91	2.13
6/30/2020	33.23	.58	(2.43)	(1.85)	(.62 )	—	(.62 )	30.76	(5.56)	3,999.92		.92	1.80
Class C:
12/31/2024[5,6]	37.31	.13	(1.10)	(.97 )	(.22 )	(.27 )	(.49 )	35.85	(2.63)[7]	55	1.65 [8]	1.65 [8]	.69 [8]
6/30/2024	34.51	.56	2.85	3.41	(.61 )	—	(.61 )	37.31	9.94	64	1.66	1.66	1.58
6/30/2023	31.30	.55	3.79	4.34	(.76 )	(.37 )	(1.13)	34.51	14.26	77	1.66	1.66	1.72
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61 )	(1.73)	(2.34)	31.30	(19.85)	88	1.64	1.64	1.92
6/30/2021	30.71	.50	10.81	11.31	(.51 )	—	(.51 )	41.51	36.93	139	1.66	1.66	1.36
6/30/2020	33.16	.34	(2.42)	(2.08)	(.37 )	—	(.37 )	30.71	(6.29)	146	1.66	1.66	1.06
Class T:
12/31/2024[5,6]	37.31	.32	(1.11)	(.79 )	(.41 )	(.27 )	(.68 )	35.84	(2.15)[7,9]	— [10]	.65 [8,9]	.65 [8,9]	1.69 [8,9]
6/30/2024	34.52	.94	2.83	3.77	(.98 )	—	(.98 )	37.31	11.04 [9]	— [10]	.66 [9]	.66 [9]	2.66 [9]
6/30/2023	31.32	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.52	15.43 [9]	— [10]	.66 [9]	.66 [9]	2.79 [9]
6/30/2022	41.56	1.16	(8.67)	(7.51)	(1.00)	(1.73)	(2.73)	31.32	(19.04)[9]	— [10]	.64 [9]	.64 [9]	3.02 [9]
6/30/2021	30.75	.89	10.81	11.70	(.89 )	—	(.89 )	41.56	38.29 [9]	— [10]	.65 [9]	.65 [9]	2.38 [9]
6/30/2020	33.23	.67	(2.44)	(1.77)	(.71 )	—	(.71 )	30.75	(5.33)[9]	— [10]	.66 [9]	.66 [9]	2.07 [9]
Class F-1:
12/31/2024[5,6]	37.39	.27	(1.10)	(.83 )	(.35 )	(.27 )	(.62 )	35.94	(2.24)[7]	110	.92 [8]	.92 [8]	1.41 [8]
6/30/2024	34.60	.84	2.83	3.67	(.88 )	—	(.88 )	37.39	10.70	126.93		.93	2.35
6/30/2023	31.39	.82	3.76	4.58	(1.00)	(.37 )	(1.37)	34.60	15.12	137.93		.93	2.53
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89 )	(1.73)	(2.62)	31.39	(19.26)	139.92		.92	2.67
6/30/2021	30.80	.77	10.84	11.61	(.79 )	—	(.79 )	41.62	37.89	234.92		.92	2.07
6/30/2020	33.27	.59	(2.44)	(1.85)	(.62 )	—	(.62 )	30.80	(5.55)	201.92		.92	1.81
Class F-2:
12/31/2024[5,6]	37.34	.32	(1.11)	(.79 )	(.41 )	(.27 )	(.68 )	35.87	(2.12)[7]	2,492	.64 [8]	.64 [8]	1.70 [8]
6/30/2024	34.55	.95	2.83	3.78	(.99 )	—	(.99 )	37.34	11.02	2,594.64		.64	2.66
6/30/2023	31.35	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.55	15.45	2,552.65		.65	2.80
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473.64		.64	3.06
6/30/2021	30.77	.88	10.82	11.70	(.89 )	—	(.89 )	41.58	38.27	3,056.65		.65	2.38
6/30/2020	33.25	.67	(2.44)	(1.77)	(.71 )	—	(.71 )	30.77	(5.33)	2,455.66		.66	2.06
Class F-3:
12/31/2024[5,6]	37.29	.34	(1.10)	(.76 )	(.43 )	(.27 )	(.70 )	35.83	(2.06)[7]	2,230	.53 [8]	.53 [8]	1.81 [8]
6/30/2024	34.51	.95	2.85	3.80	(1.02)	—	(1.02)	37.29	11.15	2,285.54		.54	2.69
6/30/2023	31.32	.94	3.75	4.69	(1.13)	(.37 )	(1.50)	34.51	15.56	2,683.54		.54	2.91
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402.53		.53	2.97
6/30/2021	30.74	.88	10.86	11.74	(.93 )	—	(.93 )	41.55	38.44	3,906.55		.55	2.39
6/30/2020	33.22	.71	(2.45)	(1.74)	(.74 )	—	(.74 )	30.74	(5.22)	3,554.55		.55	2.20
Class 529-A:
12/31/2024[5,6]	37.27	.27	(1.10)	(.83 )	(.36 )	(.27 )	(.63 )	35.81	(2.26)[7]	164	.93 [8]	.93 [8]	1.41 [8]
6/30/2024	34.49	.84	2.82	3.66	(.88 )	—	(.88 )	37.27	10.70	175.94		.94	2.37
6/30/2023	31.29	.81	3.75	4.56	(.99 )	(.37 )	(1.36)	34.49	15.09	169.95		.95	2.51
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90 )	(1.73)	(2.63)	31.29	(19.27)	151.92		.92	2.76
6/30/2021	30.72	.78	10.80	11.58	(.78 )	—	(.78 )	41.52	37.91	192.94		.94	2.10
6/30/2020	33.19	.58	(2.44)	(1.86)	(.61 )	—	(.61 )	30.72	(5.59)	133.95		.95	1.78
Refer to the end of the table for footnotes.

23	International Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024[5,6]	$37.15	$.12	$(1.09)	$(.97 )	$(.21 )	$(.27 )	$(.48 )	$35.70	(2.64)%[7]	$4	1.70%[8]	1.70%[8]	.64%[8]
6/30/2024	34.37	.54	2.84	3.38	(.60 )	—	(.60 )	37.15	9.88	5	1.69	1.69	1.54
6/30/2023	31.18	.54	3.76	4.30	(.74 )	(.37 )	(1.11)	34.37	14.19	6	1.72	1.72	1.68
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59 )	(1.73)	(2.32)	31.18	(19.88)	6	1.69	1.69	1.87
6/30/2021	30.59	.52	10.73	11.25	(.49 )	—	(.49 )	41.35	36.86	10	1.69	1.69	1.41
6/30/2020	33.03	.33	(2.41)	(2.08)	(.36 )	—	(.36 )	30.59	(6.30)	20	1.69	1.69	1.03
Class 529-E:
12/31/2024[5,6]	37.29	.23	(1.10)	(.87 )	(.32 )	(.27 )	(.59 )	35.83	(2.37)[7]	4	1.13 [8]	1.13 [8]	1.21 [8]
6/30/2024	34.50	.77	2.83	3.60	(.81 )	—	(.81 )	37.29	10.51	4	1.13	1.13	2.16
6/30/2023	31.31	.75	3.74	4.49	(.93 )	(.37 )	(1.30)	34.50	14.87	4	1.14	1.14	2.33
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81 )	(1.73)	(2.54)	31.31	(19.45)	4	1.13	1.13	2.49
6/30/2021	30.73	.70	10.81	11.51	(.71 )	—	(.71 )	41.53	37.62	6	1.14	1.14	1.88
6/30/2020	33.19	.51	(2.42)	(1.91)	(.55 )	—	(.55 )	30.73	(5.76)	4	1.14	1.14	1.59
Class 529-T:
12/31/2024[5,6]	37.31	.31	(1.11)	(.80 )	(.40 )	(.27 )	(.67 )	35.84	(2.17)[7,9]	— [10]	.69 [8,9]	.69 [8,9]	1.65 [8,9]
6/30/2024	34.52	.93	2.83	3.76	(.97 )	—	(.97 )	37.31	10.99 [9]	— [10]	.70 [9]	.70 [9]	2.62 [9]
6/30/2023	31.33	.89	3.75	4.64	(1.08)	(.37 )	(1.45)	34.52	15.37 [9]	— [10]	.70 [9]	.70 [9]	2.76 [9]
6/30/2022	41.56	1.14	(8.66)	(7.52)	(.98 )	(1.73)	(2.71)	31.33	(19.09)[9]	— [10]	.69 [9]	.69 [9]	3.00 [9]
6/30/2021	30.75	.87	10.81	11.68	(.87 )	—	(.87 )	41.56	38.22 [9]	— [10]	.71 [9]	.71 [9]	2.33 [9]
6/30/2020	33.23	.65	(2.44)	(1.79)	(.69 )	—	(.69 )	30.75	(5.39)[9]	— [10]	.71 [9]	.71 [9]	2.01 [9]
Class 529-F-1:
12/31/2024[5,6]	37.31	.31	(1.10)	(.79 )	(.40 )	(.27 )	(.67 )	35.85	(2.17)[7,9]	— [10]	.73 [8,9]	.73 [8,9]	1.61 [8,9]
6/30/2024	34.52	.92	2.82	3.74	(.95 )	—	(.95 )	37.31	10.95 [9]	— [10]	.74 [9]	.74 [9]	2.58 [9]
6/30/2023	31.33	.88	3.74	4.62	(1.06)	(.37 )	(1.43)	34.52	15.28 [9]	— [10]	.75 [9]	.75 [9]	2.71 [9]
6/30/2022	41.56	1.13	(8.66)	(7.53)	(.97 )	(1.73)	(2.70)	31.33	(19.09)[9]	— [10]	.73 [9]	.73 [9]	2.96 [9]
6/30/2021	30.76	.61	11.06	11.67	(.87 )	—	(.87 )	41.56	38.18 [9]	— [10]	.74 [9]	.74 [9]	1.86 [9]
6/30/2020	33.24	.65	(2.44)	(1.79)	(.69 )	—	(.69 )	30.76	(5.39)	22.72		.72	2.02
Class 529-F-2:
12/31/2024[5,6]	37.32	.32	(1.11)	(.79 )	(.41 )	(.27 )	(.68 )	35.85	(2.14)[7]	40	.64 [8]	.64 [8]	1.70 [8]
6/30/2024	34.53	.96	2.82	3.78	(.99 )	—	(.99 )	37.32	11.05	40.65		.65	2.69
6/30/2023	31.33	.91	3.76	4.67	(1.10)	(.37 )	(1.47)	34.53	15.45	35.64		.64	2.82
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)	29.64		.64	3.10
6/30/2021[5,11]	31.30	.69	10.28	10.97	(.70 )	—	(.70 )	41.57	35.12 [7]	33	.66 [8]	.66 [8]	2.60 [8]
Class 529-F-3:
12/31/2024[5,6]	37.31	.33	(1.10)	(.77 )	(.42 )	(.27 )	(.69 )	35.85	(2.09)[7]	— [10]	.58 [8]	.58 [8]	1.75 [8]
6/30/2024	34.52	.97	2.83	3.80	(1.01)	—	(1.01)	37.31	11.12	— [10]	.59	.59	2.73
6/30/2023	31.33	.93	3.74	4.67	(1.11)	(.37 )	(1.48)	34.52	15.49	— [10]	.60	.60	2.86
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)	— [10]	.59	.59	3.10
6/30/2021[5,11]	31.30	.69	10.29	10.98	(.72 )	—	(.72 )	41.56	35.17 [7]	— [10]	.66 [8]	.59 [8]	2.64 [8]
Class R-1:
12/31/2024[5,6]	37.26	.13	(1.10)	(.97 )	(.22 )	(.27 )	(.49 )	35.80	(2.62)[7]	3	1.65 [8]	1.65 [8]	.70 [8]
6/30/2024	34.46	.59	2.82	3.41	(.61 )	—	(.61 )	37.26	9.95	3	1.65	1.65	1.66
6/30/2023	31.27	.58	3.75	4.33	(.77 )	(.37 )	(1.14)	34.46	14.25	4	1.65	1.65	1.80
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66 )	(1.73)	(2.39)	31.27	(19.81)	3	1.59	1.59	2.36
6/30/2021	30.71	.53	10.79	11.32	(.53 )	—	(.53 )	41.50	36.99 [9]	4	1.60 [9]	1.60 [9]	1.43 [9]
6/30/2020	33.16	.36	(2.42)	(2.06)	(.39 )	—	(.39 )	30.71	(6.24)[9]	3	1.63 [9]	1.63 [9]	1.11 [9]
Refer to the end of the table for footnotes.

International Growth and Income Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024[5,6]	$37.11	$.13	$(1.08)	$(.95 )	$(.23 )	$(.27 )	$(.50 )	$35.66	(2.59)%[7]	$46	1.63%[8]	1.63%[8]	.71%[8]
6/30/2024	34.35	.59	2.81	3.40	(.64 )	—	(.64 )	37.11	9.94	48	1.63	1.63	1.67
6/30/2023	31.17	.59	3.74	4.33	(.78 )	(.37 )	(1.15)	34.35	14.31	50	1.63	1.63	1.82
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62 )	(1.73)	(2.35)	31.17	(19.85)	46	1.63	1.63	2.05
6/30/2021	30.61	.52	10.75	11.27	(.52 )	—	(.52 )	41.36	36.95	61	1.64	1.64	1.40
6/30/2020	33.06	.34	(2.41)	(2.07)	(.38 )	—	(.38 )	30.61	(6.27)	47	1.66	1.66	1.07
Class R-2E:
12/31/2024[5,6]	37.09	.19	(1.10)	(.91 )	(.28 )	(.27 )	(.55 )	35.63	(2.48)[7]	45	1.34 [8]	1.34 [8]	1.00 [8]
6/30/2024	34.33	.70	2.80	3.50	(.74 )	—	(.74 )	37.09	10.28	47	1.33	1.33	1.98
6/30/2023	31.16	.68	3.73	4.41	(.87 )	(.37 )	(1.24)	34.33	14.65	43	1.34	1.34	2.11
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74 )	(1.73)	(2.47)	31.16	(19.60)	39	1.34	1.34	2.35
6/30/2021	30.60	.63	10.75	11.38	(.64 )	—	(.64 )	41.34	37.33	47	1.34	1.34	1.70
6/30/2020	33.09	.51	(2.48)	(1.97)	(.52 )	—	(.52 )	30.60	(5.95)	35	1.32	1.32	1.72
Class R-3:
12/31/2024[5,6]	37.24	.22	(1.10)	(.88 )	(.31 )	(.27 )	(.58 )	35.78	(2.39)[7]	94	1.18 [8]	1.18 [8]	1.16 [8]
6/30/2024	34.46	.76	2.81	3.57	(.79 )	—	(.79 )	37.24	10.45	100	1.18	1.18	2.14
6/30/2023	31.27	.73	3.75	4.48	(.92 )	(.37 )	(1.29)	34.46	14.80	94	1.19	1.19	2.27
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79 )	(1.73)	(2.52)	31.27	(19.46)	82	1.18	1.18	2.51
6/30/2021	30.70	.68	10.79	11.47	(.69 )	—	(.69 )	41.48	37.52	104	1.19	1.19	1.84
6/30/2020	33.17	.50	(2.44)	(1.94)	(.53 )	—	(.53 )	30.70	(5.84)	78	1.20	1.20	1.57
Class R-4:
12/31/2024[5,6]	37.30	.28	(1.10)	(.82 )	(.37 )	(.27 )	(.64 )	35.84	(2.24)[7]	66	.88 [8]	.88 [8]	1.46 [8]
6/30/2024	34.52	.86	2.82	3.68	(.90 )	—	(.90 )	37.30	10.77	71.88		.88	2.43
6/30/2023	31.32	.83	3.76	4.59	(1.02)	(.37 )	(1.39)	34.52	15.16	66.89		.89	2.56
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91 )	(1.73)	(2.64)	31.32	(19.24)	61.88		.88	2.75
6/30/2021	30.74	.80	10.81	11.61	(.80 )	—	(.80 )	41.55	37.98	84.89		.89	2.15
6/30/2020	33.21	.59	(2.43)	(1.84)	(.63 )	—	(.63 )	30.74	(5.54)	63.90		.90	1.84
Class R-5E:
12/31/2024[5,6]	37.27	.31	(1.10)	(.79 )	(.40 )	(.27 )	(.67 )	35.81	(2.14)[7]	24	.69 [8]	.69 [8]	1.65 [8]
6/30/2024	34.48	.94	2.82	3.76	(.97 )	—	(.97 )	37.27	11.02	24.69		.69	2.65
6/30/2023	31.29	.90	3.74	4.64	(1.08)	(.37 )	(1.45)	34.48	15.37	21.69		.69	2.77
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99 )	(1.73)	(2.72)	31.29	(19.07)	18.68		.68	3.07
6/30/2021	30.72	.87	10.80	11.67	(.87 )	—	(.87 )	41.52	38.24	19.69		.69	2.33
6/30/2020	33.20	.66	(2.44)	(1.78)	(.70 )	—	(.70 )	30.72	(5.35)	14.69		.69	2.07
Class R-5:
12/31/2024[5,6]	37.56	.34	(1.12)	(.78 )	(.42 )	(.27 )	(.69 )	36.09	(2.10)[7]	23	.58 [8]	.58 [8]	1.76 [8]
6/30/2024	34.75	.97	2.85	3.82	(1.01)	—	(1.01)	37.56	11.09	25.59		.59	2.72
6/30/2023	31.52	.93	3.78	4.71	(1.11)	(.37 )	(1.48)	34.75	15.51	23.58		.58	2.85
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23.55		.55	2.88
6/30/2021	30.92	.97	10.83	11.80	(.92 )	—	(.92 )	41.80	38.42	52.57		.57	2.55
6/30/2020	33.41	.71	(2.47)	(1.76)	(.73 )	—	(.73 )	30.92	(5.25)	32.58		.58	2.20
Class R-6:
12/31/2024[5,6]	37.31	.34	(1.10)	(.76 )	(.43 )	(.27 )	(.70 )	35.85	(2.06)[7]	5,245	.53 [8]	.53 [8]	1.81 [8]
6/30/2024	34.52	.99	2.83	3.82	(1.03)	—	(1.03)	37.31	11.18	5,125.54		.54	2.79
6/30/2023	31.33	.95	3.74	4.69	(1.13)	(.37 )	(1.50)	34.52	15.56	4,574.54		.54	2.94
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572.53		.53	3.33
6/30/2021	30.75	.83	10.91	11.74	(.93 )	—	(.93 )	41.56	38.43	3,532.54		.54	2.26
6/30/2020	33.23	.71	(2.44)	(1.73)	(.75 )	—	(.75 )	30.75	(5.21)	5,016.54		.54	2.21
Refer to the end of the table for footnotes.

25	International Growth and Income Fund

Financial highlights (continued)

	Six months ended December 31, 2024[5,6,7]	Year ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	16%	31%	31%	34%	23%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

International Growth and Income Fund	26

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

27	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

International Growth and Income Fund	28

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

29	International Growth and Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: March 07, 2025